Share capital (Details 2) - Stock Option [Member] - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 114,594	$ 214,439
Stock-based compensation pertaining to research and development expenses	167,452	393,071
Total	$ 282,046	$ 607,510